SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2014	1,017,332
Weighted average remaining contractual life	33 months 9 days
Options exercisable as of December 31, 2014	534,999
$4.24 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2014	36,000
Exercise price	4.24
Weighted average remaining contractual life	55 months
Options exercisable as of December 31, 2014	9,000
$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2014	743,332
Exercise price	4.35
Weighted average remaining contractual life	34 months 15 days
Options exercisable as of December 31, 2014	341,332
$3.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2014	107,500
Exercise price	3.53
Weighted average remaining contractual life	20 months 6 days
Options exercisable as of December 31, 2014	107,500
$3.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2014	20,500
Exercise price	3.48
Weighted average remaining contractual life	11 months 6 days
Options exercisable as of December 31, 2014	20,500
$5.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2014	85,000
Exercise price	5.14
Weighted average remaining contractual life	28 months
Options exercisable as of December 31, 2014	56,667
$5.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2014	25,000
Exercise price	5.16
Weighted average remaining contractual life	56 months
Options exercisable as of December 31, 2014